Note 22 - Commitments and Guarantees (Tables)	9 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of commitments [text block]
	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total
Gas, electricity and non-commodity contracts	$406,644	$1,918,497	$486,002	$173,737	$2,984,880